Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of Business
(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, imaging system products and industry and other products. Office products consist mainly of office multifunction devices (“MFDs”), office copying machines, laser printers and digital production printing systems. Imaging system products consist mainly of interchangeable-lens digital cameras, compact digital cameras, interchangeable lenses, digital camcorders, digital cinema cameras, inkjet printers, large-format inkjet printers, commercial photo printers, image scanners and broadcast equipment. Industry and other products consist mainly of semiconductor lithography equipment, flat-panel-display (“FPD”) lithography equipment, digital radiography systems, vacuum thin-film deposition equipment and organic LED panel manufacturing equipment. Canon’s consolidated net sales for the years ended December 31, 2012, 2011 and 2010 were distributed as follows: the Office Business Unit 50.5%, 53.9% and 53.6%, the Imaging System Business Unit 40.4%, 36.9% and 37.5%, the Industry and Others Business Unit 11.7%, 11.8% and 11.7%, and elimination between segments 2.6%, 2.6% and 2.8%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 22.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. 79.3%, 80.5% and 81.2% of consolidated net sales for the years ended December 31, 2012, 2011 and 2010 were generated outside Japan, with 27.0%, 27.0% and 27.6% in the Americas, 29.1%, 31.3% and 31.6% in Europe, and 23.2%, 22.2% and 22.0% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted 17.0%, 19.3% and 20.1% of consolidated net sales for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 28 plants in Japan and 17 overseas plants which are located in countries or regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.

Basis of Presentation
(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

Use of Estimates
(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

Translation of Foreign Currencies
(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses was a net gain of ¥9,130 million for the year ended December 31, 2012, a net loss of ¥3,287 million for the year ended December 31, 2011 and a net gain of ¥3,089 million for the year ended December 31, 2010, respectively.

Cash Equivalents
(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale securities of ¥141,729 million and ¥204,307 million at December 31, 2012 and 2011, respectively, are included in cash and cash equivalents in the consolidated balance sheets.

Investments
(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Receivables
(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Property, Plant and Equipment
(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 5 years.

Goodwill and Other Intangible Assets
(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal-use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

Environmental Liabilities
(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

Income Taxes
(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Stock-Based Compensation
(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

Net Income Attributable to Canon Inc. Stockholders per Share
(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

Revenue Recognition
(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and imaging system products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office MFDs and laser printers, and imaging system products, such as digital cameras and inkjet printers, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and FPD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions to sales are based upon historical trends and other known factors at the time of sale. During the year ended December 31, 2012, Canon revised its estimates for sales incentive programs accrual. This change in estimate caused an increase in net income attributable to Canon Inc. by ¥10,785 million, and an increase in basic and diluted net income attributable to Canon Inc. stockholders per share by ¥9.19 each. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

Research and Development Costs
(r)	Research and Development Costs
Research and development costs are expensed as incurred.
Advertising Costs
(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥83,134 million, ¥81,232 million and ¥94,794 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Shipping and Handling Costs
(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥38,499 million, ¥43,308 million and ¥56,306 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Derivative Financial Instruments
(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

Guarantees
(v)	Guarantees
Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.
Recently Issued Accounting Guidance
(w)	Recently Issued Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an amendment which requires presentation of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements, which is applied retrospectively for all periods presented. Canon adopted this amended guidance from the quarter beginning January 1, 2012. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In February 2013, the FASB issued an amendment which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component, and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. Canon will adopt this amended guidance from the quarter beginning January 1, 2013, and does not expect the adoption of this guidance to have a material impact on Canon’s consolidated results of operations and financial condition.